THE ALGER INSTITUTIONAL FUNDS
QUARTERLY REPORT
January 31, 2024

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments January 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—99.4%
AEROSPACE & DEFENSE—2.8%
HEICO Corp.	89,575	$ 16,086,774
HEICO Corp., Cl. A	41,901	5,927,735
TransDigm Group, Inc.	32,949	36,002,713

		58,017,222
APPAREL RETAIL—0.4%
Burlington Stores, Inc.*	41,102	7,856,647
APPLICATION SOFTWARE—3.6%
Adobe, Inc.*	56,774	35,073,842
ANSYS, Inc.*	9,258	3,035,050
Cadence Design Systems, Inc.*	54,550	15,735,493
Intuit, Inc.	25,796	16,285,789
Synopsys, Inc.*	7,950	4,240,132

		74,370,306
ASSET MANAGEMENT & CUSTODY BANKS—0.2%
Blackstone, Inc.	42,590	5,300,326
AUTOMOBILE MANUFACTURERS—0.8%
Tesla, Inc.*	93,469	17,505,809
AUTOMOTIVE PARTS & EQUIPMENT—0.5%
Mobileye Global, Inc., Cl. A*	366,866	9,487,155
BIOTECHNOLOGY—5.2%
Amgen, Inc.	60,813	19,111,093
Immunovant, Inc.*	110,940	4,039,326
Natera, Inc.*	633,101	41,746,680
Regeneron Pharmaceuticals, Inc.*	10,095	9,517,364
Sarepta Therapeutics, Inc.*	39,603	4,712,361
Vaxcyte, Inc.*	220,781	15,768,179
Vertex Pharmaceuticals, Inc.*	27,065	11,729,430

		106,624,433
BROADLINE RETAIL—9.8%
Amazon.com, Inc.*	1,006,637	156,230,062
MercadoLibre, Inc.*	26,713	45,727,581

		201,957,643
CARGO GROUND TRANSPORTATION—0.4%
Old Dominion Freight Line, Inc.	24,179	9,454,473
CASINOS & GAMING—0.8%
DraftKings, Inc., Cl. A*	268,642	10,490,470
Flutter Entertainment PLC*	25,334	5,199,957

		15,690,427
CONSTRUCTION & ENGINEERING—0.5%
Quanta Services, Inc.	52,212	10,131,739
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—99.4% (CONT.)
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—0.8%
Wabtec Corp.	120,675	$ 15,877,210
CONSTRUCTION MATERIALS—1.4%
Martin Marietta Materials, Inc.	55,291	28,111,050
DIVERSIFIED BANKS—0.2%
Citigroup, Inc.	91,637	5,147,250
ELECTRICAL COMPONENTS & EQUIPMENT—1.7%
Eaton Corp. PLC	31,354	7,715,592
Vertiv Holdings Co., Cl. A	472,201	26,599,083

		34,314,675
ENVIRONMENTAL & FACILITIES SERVICES—1.1%
GFL Environmental, Inc.	672,907	22,858,651
FINANCIAL EXCHANGES & DATA—1.5%
S&P Global, Inc.	67,601	30,308,908
HEALTHCARE DISTRIBUTORS—0.6%
McKesson Corp.	26,896	13,445,041
HEALTHCARE EQUIPMENT—4.0%
Boston Scientific Corp.*	421,343	26,654,158
Dexcom, Inc.*	97,914	11,881,864
Intuitive Surgical, Inc.*	67,560	25,552,543
Stryker Corp.	37,703	12,648,603
TransMedics Group, Inc.*	82,065	7,038,715

		83,775,883
HEALTHCARE FACILITIES—0.8%
Acadia Healthcare Co., Inc.*	203,964	16,753,603
HOMEBUILDING—0.2%
D.R. Horton, Inc.	33,706	4,816,924
HOMEFURNISHING RETAIL—0.1%
Wayfair, Inc., Cl. A*	40,185	2,019,296
HOTELS RESORTS & CRUISE LINES—0.4%
Booking Holdings, Inc.*	1,678	5,885,535
Hilton Worldwide Holdings, Inc.	16,528	3,156,187

		9,041,722
INTERACTIVE MEDIA & SERVICES—11.6%
Alphabet, Inc., Cl. C*	577,632	81,908,218
Meta Platforms, Inc., Cl. A*	311,058	121,356,168
Pinterest, Inc., Cl. A*	866,990	32,486,115
Snap, Inc., Cl. A*	269,735	4,286,089

		240,036,590
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—99.4% (CONT.)
INTERNET SERVICES & INFRASTRUCTURE—0.6%
MongoDB, Inc.*	23,815	$ 9,538,384
Shopify, Inc., Cl. A*	41,172	3,296,642

		12,835,026
IT CONSULTING & OTHER SERVICES—0.3%
EPAM Systems, Inc.*	19,896	5,533,277
LIFE SCIENCES TOOLS & SERVICES—0.7%
Danaher Corp.	56,742	13,612,973
MANAGED HEALTHCARE—0.5%
UnitedHealth Group, Inc.	20,625	10,554,637
MOVIES & ENTERTAINMENT—2.7%
Liberty Media Corp. Series C Liberty Formula One*	182,360	12,263,710
Netflix, Inc.*	63,921	36,058,475
Spotify Technology SA*	31,054	6,687,479

		55,009,664
OIL & GAS EQUIPMENT & SERVICES—0.3%
Schlumberger NV	148,462	7,230,099
OIL & GAS EXPLORATION & PRODUCTION—0.5%
Diamondback Energy, Inc.	66,416	10,210,796
OIL & GAS STORAGE & TRANSPORTATION—0.5%
Cheniere Energy, Inc.	58,403	9,577,508
PASSENGER GROUND TRANSPORTATION—0.8%
Uber Technologies, Inc.*	247,486	16,153,411
PHARMACEUTICALS—1.2%
Eli Lilly & Co.	38,859	25,087,759
SEMICONDUCTORS—15.3%
Advanced Micro Devices, Inc.*	215,197	36,086,385
Broadcom, Inc.	18,412	21,726,160
Marvell Technology, Inc.	548,373	37,124,852
Micron Technology, Inc.	225,507	19,337,225
NVIDIA Corp.	278,079	171,093,667
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	269,068	30,393,921

		315,762,210
SYSTEMS SOFTWARE—16.7%
Microsoft Corp.	826,606	328,642,014
ServiceNow, Inc.*	20,458	15,658,553

		344,300,567
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—99.4% (CONT.)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.8%
Apple, Inc.	719,340	$ 132,646,296
Dell Technologies, Inc., Cl. C	106,399	8,818,349

		141,464,645
TRANSACTION & PAYMENT PROCESSING SERVICES—3.1%
Visa, Inc., Cl. A	232,328	63,485,949
TOTAL COMMON STOCKS (Cost $976,609,380)		2,053,721,504
PREFERRED STOCKS—0.1%
DATA PROCESSING & OUTSOURCED SERVICES—0.1%
Chime Financial, Inc.,Series G(a),*,@	38,919	1,430,273
(Cost $2,688,128)		1,430,273
REAL ESTATE INVESTMENT TRUST—0.4%
DATA CENTER—0.4%
Equinix, Inc.	10,833	8,988,899
(Cost $8,797,430)		8,988,899
SPECIAL PURPOSE VEHICLE—0.1%
DATA PROCESSING & OUTSOURCED SERVICES—0.1%
Crosslink Ventures C, LLC, Cl. A(a),(b),*,@		2,759,136
(Cost $3,075,000)		2,759,136
TOTAL SPECIAL PURPOSE VEHICLE (Cost $3,075,000)		2,759,136

Total Investments (Cost $991,169,938)	100.0%	$2,066,899,812
Affiliated Securities (Cost $3,075,000)		2,759,136
Unaffiliated Securities (Cost $988,094,938)		2,064,140,676
Liabilities in Excess of Other Assets	(0.0)%	(389,213)
NET ASSETS	100.0%	$2,066,510,599

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Valuation Designee (as defined in Note 2).
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 01/31/2024
Chime Financial, Inc.,Series G	8/24/21	$2,688,128	$1,430,273	0.1%
Crosslink Ventures C, LLC, Cl. A	10/2/20	3,075,000	2,759,136	0.1%
Total			$4,189,409	0.2%
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER FOCUS EQUITY FUND
Schedule of Investments January 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—96.6%
AEROSPACE & DEFENSE—3.0%
HEICO Corp., Cl. A	121,633	$ 17,207,421
TransDigm Group, Inc.	20,315	22,197,794

		39,405,215
APPAREL RETAIL—0.5%
Burlington Stores, Inc.*	36,636	7,002,971
APPLICATION SOFTWARE—2.8%
Adobe, Inc.*	34,890	21,554,344
Cadence Design Systems, Inc.*	15,894	4,584,784
Intuit, Inc.	15,861	10,013,525

		36,152,653
ASSET MANAGEMENT & CUSTODY BANKS—0.3%
Ares Management Corp., Cl. A	33,274	4,042,125
AUTOMOBILE MANUFACTURERS—0.9%
Tesla, Inc.*	61,359	11,491,927
AUTOMOTIVE PARTS & EQUIPMENT—0.5%
Mobileye Global, Inc., Cl. A*	280,653	7,257,687
BIOTECHNOLOGY—4.7%
Amgen, Inc.	42,627	13,395,961
Natera, Inc.*	503,845	33,223,539
Nuvalent, Inc., Cl. A*	58,300	4,382,411
Vaxcyte, Inc.*	143,007	10,213,560

		61,215,471
BROADLINE RETAIL—9.3%
Amazon.com, Inc.*	545,373	84,641,890
MercadoLibre, Inc.*	21,435	36,692,647

		121,334,537
CASINOS & GAMING—0.4%
DraftKings, Inc., Cl. A*	126,022	4,921,159
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—1.1%
Wabtec Corp.	106,103	13,959,972
CONSTRUCTION MATERIALS—1.9%
Martin Marietta Materials, Inc.	49,326	25,078,325
ELECTRICAL COMPONENTS & EQUIPMENT—1.7%
Eaton Corp. PLC	18,192	4,476,687
Vertiv Holdings Co., Cl. A	320,975	18,080,522

		22,557,209
ENVIRONMENTAL & FACILITIES SERVICES—2.2%
GFL Environmental, Inc.	830,018	28,195,711
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER FOCUS EQUITY FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—96.6% (CONT.)
FINANCIAL EXCHANGES & DATA—2.3%
CME Group, Inc., Cl. A	45,400	$ 9,345,136
S&P Global, Inc.	47,609	21,345,495

		30,690,631
HEALTHCARE DISTRIBUTORS—0.9%
McKesson Corp.	23,124	11,559,456
HEALTHCARE EQUIPMENT—2.9%
Boston Scientific Corp.*	373,046	23,598,890
Stryker Corp.	27,184	9,119,688
TransMedics Group, Inc.*	55,302	4,743,253

		37,461,831
HEALTHCARE FACILITIES—1.0%
Acadia Healthcare Co., Inc.*	154,112	12,658,760
INTERACTIVE MEDIA & SERVICES—11.8%
Alphabet, Inc., Cl. C*	371,339	52,655,870
Meta Platforms, Inc., Cl. A*	196,357	76,606,720
Pinterest, Inc., Cl. A*	674,908	25,288,803

		154,551,393
INTERNET SERVICES & INFRASTRUCTURE—0.5%
MongoDB, Inc.*	16,371	6,556,913
LIFE SCIENCES TOOLS & SERVICES—0.5%
Danaher Corp.	28,041	6,727,316
MANAGED HEALTHCARE—0.7%
UnitedHealth Group, Inc.	18,231	9,329,532
MOVIES & ENTERTAINMENT—2.9%
Liberty Media Corp. Series C Liberty Formula One*	200,381	13,475,622
Netflix, Inc.*	44,530	25,119,819

		38,595,441
OIL & GAS EQUIPMENT & SERVICES—0.5%
Schlumberger NV	129,870	6,324,669
OIL & GAS EXPLORATION & PRODUCTION—0.4%
EOG Resources, Inc.	46,363	5,275,646
PASSENGER GROUND TRANSPORTATION—1.0%
Uber Technologies, Inc.*	193,568	12,634,183
PHARMACEUTICALS—1.3%
Eli Lilly & Co.	26,493	17,104,146
SEMICONDUCTORS—15.5%
Advanced Micro Devices, Inc.*	136,453	22,881,804
Broadcom, Inc.	12,268	14,476,240
Marvell Technology, Inc.	369,551	25,018,603
Micron Technology, Inc.	156,643	13,432,137
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER FOCUS EQUITY FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—96.6% (CONT.)
SEMICONDUCTORS—15.5% (CONT.)
NVIDIA Corp.	174,675	$ 107,472,287
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	171,267	19,346,320

		202,627,391
SYSTEMS SOFTWARE—15.6%
Microsoft Corp.	485,324	192,955,116
ServiceNow, Inc.*	13,490	10,325,246

		203,280,362
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.4%
Apple, Inc.	451,051	83,173,804
TRANSACTION & PAYMENT PROCESSING SERVICES—3.1%
Visa, Inc., Cl. A	146,412	40,008,543
TOTAL COMMON STOCKS (Cost $767,992,639)		1,261,174,979
PREFERRED STOCKS—0.0%
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),(b),*,@	76,825	—
(Cost $345,713)		—
SHORT-TERM SECURITIES—2.7%
MONEY MARKET FUNDS—2.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 5.19%, (c)	35,000,000	35,000,000
(Cost $35,000,000)		35,000,000

Total Investments (Cost $803,338,352)	99.3%	$1,296,174,979
Affiliated Securities (Cost $345,713)		0
Unaffiliated Securities (Cost $802,992,639)		1,296,174,979
Other Assets in Excess of Liabilities	0.7%	9,219,610
NET ASSETS	100.0%	$1,305,394,589

ADR	American Depositary Receipts

(a)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Valuation Designee (as defined in Note 2).
(c)	Rate shown reflects 7-day effective yield as of January 31, 2024.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER FOCUS EQUITY FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 01/31/2024
Prosetta Biosciences, Inc., Series D	2/6/15	$345,713	$—	0.0%
Total			$—	0.0%
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.6%
ADVERTISING—1.3%
The Trade Desk, Inc., Cl. A*	12,034	$ 823,487
AEROSPACE & DEFENSE—4.2%
HEICO Corp.	9,341	1,677,550
TransDigm Group, Inc.	862	941,890

		2,619,440
APPLICATION SOFTWARE—14.5%
Cadence Design Systems, Inc.*	5,498	1,585,953
Clearwater Analytics Holdings, Inc.*	26,255	494,907
Constellation Software, Inc.	697	1,926,404
Datadog, Inc., Cl. A*	8,523	1,060,602
Guidewire Software, Inc.*	9,980	1,114,566
Manhattan Associates, Inc.*	3,974	963,934
Procore Technologies, Inc.*	9,811	700,407
The Descartes Systems Group, Inc.*	12,995	1,137,842

		8,984,615
ASSET MANAGEMENT & CUSTODY BANKS—2.6%
Ares Management Corp., Cl. A	8,306	1,009,013
Blue Owl Capital, Inc., Cl. A	39,209	609,308

		1,618,321
AUTOMOTIVE PARTS & EQUIPMENT—0.5%
Mobileye Global, Inc., Cl. A*	13,103	338,844
AUTOMOTIVE RETAIL—1.0%
AutoZone, Inc.*	232	640,814
BIOTECHNOLOGY—3.7%
Natera, Inc.*	26,587	1,753,147
Vaxcyte, Inc.*	7,576	541,078

		2,294,225
BUILDING PRODUCTS—0.6%
Trex Co., Inc.*	4,684	381,652
CARGO GROUND TRANSPORTATION—2.1%
Old Dominion Freight Line, Inc.	3,256	1,273,161
CONSTRUCTION & ENGINEERING—1.1%
WillScot Mobile Mini Holdings Corp.*	14,858	702,783
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—1.0%
Wabtec Corp.	4,636	609,958
CONSTRUCTION MATERIALS—1.5%
Martin Marietta Materials, Inc.	1,818	924,308
DIVERSIFIED FINANCIAL SERVICES—0.8%
Apollo Global Management, Inc.	4,913	493,265
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.6% (CONT.)
ELECTRICAL COMPONENTS & EQUIPMENT—2.9%
Vertiv Holdings Co., Cl. A	32,063	$ 1,806,109
ELECTRONIC COMPONENTS—2.1%
Amphenol Corp., Cl. A	12,646	1,278,511
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.0%
Novanta, Inc.*	3,821	590,535
ENVIRONMENTAL & FACILITIES SERVICES—2.8%
GFL Environmental, Inc.	51,056	1,734,372
FINANCIAL EXCHANGES & DATA—2.1%
MarketAxess Holdings, Inc.	1,210	272,867
MSCI, Inc., Cl. A	1,689	1,011,069

		1,283,936
HEALTHCARE EQUIPMENT—4.3%
Dexcom, Inc.*	8,465	1,027,228
IDEXX Laboratories, Inc.*	2,909	1,498,367
Insulet Corp.*	794	151,551

		2,677,146
HEALTHCARE FACILITIES—1.0%
Acadia Healthcare Co., Inc.*	7,511	616,953
HEALTHCARE TECHNOLOGY—2.0%
Veeva Systems, Inc., Cl. A*	5,981	1,240,519
HOME IMPROVEMENT RETAIL—0.9%
Floor & Decor Holdings, Inc., Cl. A*	5,780	581,237
HOMEBUILDING—2.3%
NVR, Inc.*	202	1,429,209
HOMEFURNISHING RETAIL—0.4%
Wayfair, Inc., Cl. A*	4,980	250,245
HOTELS RESORTS & CRUISE LINES—2.0%
Hilton Worldwide Holdings, Inc.	6,360	1,214,506
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.8%
Paylocity Holding Corp.*	3,009	476,656
INSURANCE BROKERS—0.7%
Ryan Specialty Holdings, Inc., Cl. A*	10,337	447,799
INTERACTIVE MEDIA & SERVICES—2.4%
Pinterest, Inc., Cl. A*	39,130	1,466,201
INTERNET SERVICES & INFRASTRUCTURE—2.3%
Cloudflare, Inc., Cl. A*	3,507	277,228
MongoDB, Inc.*	2,915	1,167,516

		1,444,744
IT CONSULTING & OTHER SERVICES—2.4%
Globant SA*	6,325	1,491,498
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.6% (CONT.)
LIFE SCIENCES TOOLS & SERVICES—5.8%
Mettler-Toledo International, Inc.*	493	$ 590,215
Repligen Corp.*	8,253	1,563,118
West Pharmaceutical Services, Inc.	3,946	1,471,976

		3,625,309
MOVIES & ENTERTAINMENT—2.6%
Liberty Media Corp. Series C Liberty Formula One*	5,126	344,724
Spotify Technology SA*	5,764	1,241,277

		1,586,001
OIL & GAS EXPLORATION & PRODUCTION—2.5%
Diamondback Energy, Inc.	9,993	1,536,324
OTHER SPECIALTY RETAIL—1.0%
Five Below, Inc.*	3,573	641,211
PROPERTY & CASUALTY INSURANCE—1.1%
Intact Financial Corp.	4,178	653,371
REAL ESTATE SERVICES—4.7%
CoStar Group, Inc.*	13,375	1,116,545
FirstService Corp.	10,724	1,797,664

		2,914,209
RESEARCH & CONSULTING SERVICES—1.1%
TransUnion	4,729	327,200
Verisk Analytics, Inc., Cl. A	1,555	375,579

		702,779
RESTAURANTS—4.1%
Chipotle Mexican Grill, Inc.*	497	1,197,159
Domino's Pizza, Inc.	3,206	1,366,461

		2,563,620
SEMICONDUCTORS—5.4%
Lattice Semiconductor Corp.*	15,054	916,186
Marvell Technology, Inc.	22,617	1,531,171
ON Semiconductor Corp.*	12,360	879,167

		3,326,524
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—1.6%
Celsius Holdings, Inc.*	20,422	1,019,058
TRADING COMPANIES & DISTRIBUTORS—1.4%
Ferguson PLC	4,649	873,361
TOTAL COMMON STOCKS (Cost $49,591,264)		61,176,816
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
PREFERRED STOCKS—0.0%
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),(b),*,@	166,009	$ —
(Cost $747,040)		—
RIGHTS—0.5%
BIOTECHNOLOGY—0.5%
Tolero CDR(b),*,@	422,928	312,967
(Cost $226,186)		312,967
SPECIAL PURPOSE VEHICLE—1.1%
DATA PROCESSING & OUTSOURCED SERVICES—1.1%
Crosslink Ventures C, LLC, Cl. A(a),(b),*,@		493,504
Crosslink Ventures C, LLC, Cl. B(a),(b),*,@		201,888

		695,392
TOTAL SPECIAL PURPOSE VEHICLE (Cost $775,000)		695,392
WARRANTS—0.0%
APPLICATION SOFTWARE—0.0%
Constellation Software, Inc., 3/31/40(b),*	638	—
(Cost $0)		—

Total Investments (Cost $51,339,490)	100.2%	$62,185,175
Affiliated Securities (Cost $1,522,040)		695,392
Unaffiliated Securities (Cost $49,817,450)		61,489,783
Liabilities in Excess of Other Assets	(0.2)%	(150,771)
NET ASSETS	100.0%	$62,034,404

CDR	Contingent Deferred Rights

(a)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Valuation Designee (as defined in Note 2).
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 01/31/2024
Crosslink Ventures C, LLC, Cl. A	10/2/20	$550,000	$493,504	0.8%
Crosslink Ventures C, LLC, Cl. B	12/16/20	225,000	201,888	0.3%
Prosetta Biosciences, Inc., Series D	2/6/15	747,040	—	0.0%
Tolero CDR	2/6/17	226,186	312,967	0.5%
Total			$1,008,359	1.6%
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—92.2%
AEROSPACE & DEFENSE—3.3%
HEICO Corp.	16,680	$ 2,995,561
Hexcel Corp.	10,419	691,717
Mercury Systems, Inc.*	8,228	244,043

		3,931,321
APPAREL ACCESSORIES & LUXURY GOODS—0.8%
Capri Holdings, Ltd.*	18,756	914,167
APPAREL RETAIL—1.3%
Victoria's Secret & Co.*	59,084	1,539,138
APPLICATION SOFTWARE—23.6%
ACI Worldwide, Inc.*	10,346	311,104
AppFolio, Inc., Cl. A*	10,065	2,206,852
BILL Holdings, Inc.*	9,493	740,929
Blackbaud, Inc.*	16,864	1,364,635
BlackLine, Inc.*	26,519	1,556,135
Everbridge, Inc.*	29,481	659,195
Guidewire Software, Inc.*	16,253	1,815,135
HubSpot, Inc.*	2,420	1,478,620
InterDigital, Inc.	5,714	600,256
Manhattan Associates, Inc.*	22,669	5,498,593
Q2 Holdings, Inc.*	46,342	1,971,852
Smartsheet, Inc., Cl. A*	30,478	1,370,596
Sprout Social, Inc., Cl. A*	29,462	1,806,904
SPS Commerce, Inc.*	26,513	4,873,089
Vertex, Inc., Cl. A*	78,638	1,907,758

		28,161,653
ASSET MANAGEMENT & CUSTODY BANKS—0.5%
Affiliated Managers Group, Inc.	4,090	608,756
AUTOMOTIVE PARTS & EQUIPMENT—0.0%
Atmus Filtration Technologies, Inc.*	1,762	39,345
BIOTECHNOLOGY—14.4%
Absci Corp.*	182,199	721,508
Akero Therapeutics, Inc.*	10,493	226,754
Altimmune, Inc.*	53,139	501,632
Arcus Biosciences, Inc.*	16,387	248,099
Autolus Therapeutics PLC ADR*	126,568	761,939
Bridgebio Pharma, Inc.*	20,438	700,819
Cabaletta Bio, Inc.*	109,132	2,235,023
Fusion Pharmaceuticals, Inc.*	64,415	748,502
ImmunoGen, Inc.*	22,344	655,126
Immunovant, Inc.*	38,620	1,406,154
Iovance Biotherapeutics, Inc.*	72,204	558,137
Karuna Therapeutics, Inc.*	579	181,470
Krystal Biotech, Inc.*	4,836	538,005
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—92.2% (CONT.)
BIOTECHNOLOGY—14.4% (CONT.)
MoonLake Immunotherapeutics*	28,120	$ 1,571,346
Morphic Holding, Inc.*	14,049	445,213
Natera, Inc.*	6,156	405,927
Nuvalent, Inc., Cl. A*	14,359	1,079,366
Prothena Corp. PLC*	6,845	194,330
RAPT Therapeutics, Inc.*	26,154	647,312
Scholar Rock Holding Corp.*	30,919	431,320
Twist Bioscience Corp.*	16,704	541,210
Vaxcyte, Inc.*	24,474	1,747,933
Viking Therapeutics, Inc.*	27,430	662,160

		17,209,285
BUILDING PRODUCTS—0.9%
CSW Industrials, Inc.	2,852	603,398
The AZEK Co., Inc.*	12,825	494,532

		1,097,930
CONSTRUCTION MATERIALS—0.5%
Summit Materials, Inc., Cl. A*	16,997	614,951
CONSUMER STAPLES MERCHANDISE RETAIL—0.8%
BJ's Wholesale Club Holdings, Inc.*	14,011	901,468
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.1%
908 Devices, Inc.*	179,361	1,269,876
FOOTWEAR—0.6%
On Holding AG, Cl. A*	27,618	733,534
HEALTHCARE DISTRIBUTORS—0.4%
PetIQ, Inc., Cl. A*	24,606	442,170
HEALTHCARE EQUIPMENT—3.0%
Glaukos Corp.*	4,836	430,549
Impulse Dynamics PLC, Cl. E(a),*,@	532,406	1,144,673
Inmode, Ltd.*	19,801	469,086
QuidelOrtho Corp.*	8,342	571,510
Shockwave Medical, Inc.*	2,370	536,213
Tandem Diabetes Care, Inc.*	20,218	460,970

		3,613,001
HEALTHCARE SERVICES—0.5%
Guardant Health, Inc.*	10,661	233,796
Privia Health Group, Inc.*	19,151	386,084

		619,880
HEALTHCARE SUPPLIES—0.4%
Neogen Corp.*	27,072	419,616
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—92.2% (CONT.)
HEALTHCARE TECHNOLOGY—1.8%
Doximity, Inc., Cl. A*	7,369	$ 198,594
Veeva Systems, Inc., Cl. A*	9,277	1,924,143

		2,122,737
HOMEBUILDING—1.1%
Skyline Champion Corp.*	18,355	1,256,950
HOMEFURNISHING RETAIL—0.6%
RH*	2,749	696,816
HOTELS RESORTS & CRUISE LINES—0.5%
MakeMyTrip, Ltd.*	11,668	646,291
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—3.4%
Gates Industrial Corp. PLC*	80,650	1,038,772
RBC Bearings, Inc.*	6,617	1,776,929
The Middleby Corp.*	8,550	1,206,149

		4,021,850
INTERACTIVE HOME ENTERTAINMENT—1.9%
Take-Two Interactive Software, Inc.*	13,859	2,285,765
INTERACTIVE MEDIA & SERVICES—0.5%
Bumble, Inc., Cl. A*	45,169	619,719
LEISURE FACILITIES—1.1%
Planet Fitness, Inc., Cl. A*	20,244	1,371,733
LIFE SCIENCES TOOLS & SERVICES—6.9%
10X Genomics, Inc., Cl. A*	8,852	368,863
Bio-Techne Corp.	40,813	2,869,970
CryoPort, Inc.*	49,023	711,324
ICON PLC*	6,537	1,705,307
MaxCyte, Inc.*	76,412	388,937
Mesa Laboratories, Inc.	2,407	220,529
Quanterix Corp.*	8,534	188,516
Repligen Corp.*	9,206	1,743,617

		8,197,063
MANAGED HEALTHCARE—0.5%
HealthEquity, Inc.*	8,419	636,308
MOVIES & ENTERTAINMENT—2.1%
Live Nation Entertainment, Inc.*	27,942	2,482,647
OIL & GAS EQUIPMENT & SERVICES—0.9%
ChampionX Corp.	37,900	1,038,839
OIL & GAS EXPLORATION & PRODUCTION—0.4%
Magnolia Oil & Gas Corp., Cl. A	20,775	428,380
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—92.2% (CONT.)
PERSONAL CARE PRODUCTS—1.4%
e.l.f. Beauty, Inc.*	5,954	$ 949,842
Oddity Tech, Ltd., Cl. A*	18,151	749,636

		1,699,478
PHARMACEUTICALS—2.3%
Cymabay Therapeutics, Inc.*	61,525	1,446,453
Pliant Therapeutics, Inc.*	21,305	381,786
Structure Therapeutics, Inc., ADR*	20,217	881,865

		2,710,104
REGIONAL BANKS—0.9%
Webster Financial Corp.	21,902	1,083,711
RESTAURANTS—8.3%
Cava Group, Inc.*	7,795	364,806
Kura Sushi USA, Inc., Cl. A*	22,813	2,238,640
Shake Shack, Inc., Cl. A*	38,445	2,904,904
Wingstop, Inc.	15,712	4,416,800

		9,925,150
SEMICONDUCTORS—1.6%
Rambus, Inc.*	11,412	782,064
Universal Display Corp.	6,344	1,077,021

		1,859,085
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—1.1%
Celsius Holdings, Inc.*	27,027	1,348,647
SPECIALTY CHEMICALS—0.1%
Balchem Corp.	726	101,756
SYSTEMS SOFTWARE—0.5%
Rapid7, Inc.*	11,290	621,289
TRADING COMPANIES & DISTRIBUTORS—0.7%
Xometry, Inc., Cl. A*	25,951	835,103
TRANSACTION & PAYMENT PROCESSING SERVICES—1.5%
DLocal Ltd.*	67,572	1,088,585
Marqeta, Inc., Cl. A*	110,211	662,368

		1,750,953
TOTAL COMMON STOCKS (Cost $81,405,533)		109,856,465
PREFERRED STOCKS—3.6%
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),(b),*,@	133,263	—
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
PREFERRED STOCKS—3.6% (CONT.)
DATA PROCESSING & OUTSOURCED SERVICES—3.6%
Chime Financial, Inc.,Series G(a),*,@	114,399	$ 4,204,163
TOTAL PREFERRED STOCKS (Cost $8,501,200)		4,204,163
RIGHTS—0.3%
BIOTECHNOLOGY—0.3%
Mirati Therapeutics, Inc. CVR(a),*,@	5,478	—
Tolero CDR(a),*,@	528,559	391,134

		391,134
TOTAL RIGHTS (Cost $285,725)		391,134
SPECIAL PURPOSE VEHICLE—1.2%
DATA PROCESSING & OUTSOURCED SERVICES—1.2%
Crosslink Ventures C, LLC, Cl. A(a),(b),*,@		1,144,032
Crosslink Ventures C, LLC, Cl. B(a),(b),*,@		291,616

		1,435,648
TOTAL SPECIAL PURPOSE VEHICLE (Cost $1,600,000)		1,435,648
SHORT-TERM SECURITIES—2.5%
MONEY MARKET FUNDS—2.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 5.19%, (c)	3,000,000	3,000,000
(Cost $3,000,000)		3,000,000

Total Investments (Cost $94,792,458)	99.8%	$118,887,410
Affiliated Securities (Cost $2,199,684)		1,435,648
Unaffiliated Securities (Cost $92,592,774)		117,451,762
Other Assets in Excess of Liabilities	0.2%	254,784
NET ASSETS	100.0%	$119,142,194

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights
CVR	Contingent Value Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Valuation Designee (as defined in Note 2).
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of January 31, 2024.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 01/31/2024
Chime Financial, Inc.,Series G	8/24/21	$7,901,516	$4,204,163	3.6%
Crosslink Ventures C, LLC, Cl. A	10/2/20	1,275,000	1,144,032	1.0%
Crosslink Ventures C, LLC, Cl. B	12/16/20	325,000	291,616	0.2%
Impulse Dynamics PLC, Cl. E	2/11/22	1,756,940	1,144,673	0.9%
Mirati Therapeutics, Inc. CVR	1/24/24	—	—	0.0%
Prosetta Biosciences, Inc., Series D	2/6/15	599,684	—	0.0%
Tolero CDR	2/6/17	285,725	391,134	0.3%
Total			$7,175,618	6.0%
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Institutional Funds (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of  the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Trust operates as a series company currently offering an unlimited number of  shares of  beneficial interest in four series – Alger Capital Appreciation Institutional Fund, Alger Focus Equity Fund, Alger Mid Cap Growth Institutional Fund and Alger Small Cap Growth Institutional Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of  long-term capital appreciation.
Each Fund offers one or more of  the following share classes: Class A, C, I, R, Y, Z and Z-2. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I, R, Y, Z and Z-2 shares are generally sold to institutional investors and are sold without an initial or deferred sales charge and Class Y, Z and Z-2 shares are generally subject to a minimum initial investment of $500,000. Class C shares will automatically convert to Class A shares on the fifth business day of  the month following the eighth anniversary of  the purchase date of  a shareholder’s Class C shares, without the imposition of  any sales load, fee or other charge. Class C shares held at certain dealers may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Effective August 27, 2019, Class C shares were closed to direct shareholders and are only available for purchase through certain financial intermediaries and group retirement plan recordkeeping platforms. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of  the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of  the Fund’s assets).
On May 23, 2023, the Board of Trustees of the Trust (the “Board”) approved the transition of  the Funds' custodian and administrator from Brown Brothers Harriman & Company (the “Custodian”) to The Bank of  New York Mellon. This change became effective January 29, 2024.
NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board. Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds' investment adviser, Fred Alger Management, LLC (“Alger Management” or the “Investment Manager”) as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Funds to assist in performing the duties and responsibilities of the Valuation Designee.
The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Funds. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.  Investments in other open-end investment companies registered under the 1940 Act are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds' own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)
The Funds' valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Funds may significantly differ from the valuations that would have been assigned by the Funds had there been an active market for such securities.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of January 31, 2024 in valuing the Funds’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation Institutional Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$295,046,254	$295,046,254	$—	$—
Consumer Discretionary	268,375,623	263,175,666	5,199,957	—
Energy	27,018,403	27,018,403	—	—
Financials	104,242,433	104,242,433	—	—
Health Care	269,854,329	269,854,329	—	—
Industrials	166,807,381	166,807,381	—	—
Information Technology	894,266,031	894,266,031	—	—
Materials	28,111,050	28,111,050	—	—
TOTAL COMMON STOCKS	$2,053,721,504	$2,048,521,547	$5,199,957	$—
PREFERRED STOCKS
Information Technology	1,430,273	—	—	1,430,273
REAL ESTATE INVESTMENT TRUST
Real Estate	8,988,899	8,988,899	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	2,759,136	—	—	2,759,136
TOTAL INVESTMENTS IN SECURITIES	$2,066,899,812	$2,057,510,446	$5,199,957	$4,189,409

Alger Focus Equity Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$193,146,834	$193,146,834	$—	$—
Consumer Discretionary	152,008,281	152,008,281	—	—
Energy	11,600,315	11,600,315	—	—
Financials	74,741,299	74,741,299	—	—
Health Care	156,056,512	156,056,512	—	—
Industrials	116,752,290	116,752,290	—	—
Information Technology	531,791,123	531,791,123	—	—
Materials	25,078,325	25,078,325	—	—
TOTAL COMMON STOCKS	$1,261,174,979	$1,261,174,979	$—	$—
PREFERRED STOCKS
Health Care	— [1]	—	—	— [1]
SHORT-TERM INVESTMENTS
Money Market Funds	35,000,000	35,000,000	—	—
TOTAL INVESTMENTS IN SECURITIES	$1,296,174,979	$1,296,174,979	$—	$—

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Alger Mid Cap Growth Institutional Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$3,875,689	$3,875,689	$—	$—
Consumer Discretionary	7,659,686	7,659,686	—	—
Consumer Staples	1,019,058	1,019,058	—	—
Energy	1,536,324	1,536,324	—	—
Financials	4,496,692	4,496,692	—	—
Health Care	10,454,152	10,454,152	—	—
Industrials	11,180,271	11,180,271	—	—
Information Technology	17,116,427	17,116,427	—	—
Materials	924,308	924,308	—	—
Real Estate	2,914,209	2,914,209	—	—
TOTAL COMMON STOCKS	$61,176,816	$61,176,816	$—	$—
PREFERRED STOCKS
Health Care	— [1]	—	—	— [1]
RIGHTS
Health Care	312,967	—	—	312,967
SPECIAL PURPOSE VEHICLE
Information Technology	695,392	—	—	695,392
WARRANTS
Information Technology	— [2]	—	— [2]	—
TOTAL INVESTMENTS IN SECURITIES	$62,185,175	$61,176,816	$—	$1,008,359

Alger Small Cap Growth Institutional Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$5,388,131	$5,388,131	$—	$—
Consumer Discretionary	17,123,124	17,123,124	—	—
Consumer Staples	3,949,593	3,949,593	—	—
Energy	1,467,219	1,467,219	—	—
Financials	2,354,835	2,354,835	—	—
Health Care	35,970,164	34,825,491	—	1,144,673
Industrials	9,886,204	9,886,204	—	—
Information Technology	33,000,488	33,000,488	—	—
Materials	716,707	716,707	—	—
TOTAL COMMON STOCKS	$109,856,465	$108,711,792	$—	$1,144,673
PREFERRED STOCKS
Health Care	— [1]	—	—	— [1]
Information Technology	4,204,163	—	—	4,204,163
TOTAL PREFERRED STOCKS	$4,204,163	$—	$—	$4,204,163
RIGHTS
Health Care	391,134	—	—	391,134
SPECIAL PURPOSE VEHICLE
Information Technology	1,435,648	—	—	1,435,648

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Alger Small Cap Growth Institutional Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SHORT-TERM INVESTMENTS
Money Market Funds	$3,000,000	$3,000,000	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$118,887,410	$111,711,792	$—	$7,175,618

[1]
Alger Focus Equity Fund's, Alger Mid Cap Growth Institutional Fund's and Alger Small Cap Growth Institutional Fund's
holdings of Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of January 31, 2024.

[2]
Alger Mid Cap Growth Institutional Fund's holdings of Constellation Software, Inc. warrants expiring March 31, 2040, are classified as a Level 2 investment and are fair valued at zero as of January 31, 2024.

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Institutional Fund	Preferred Stocks
Opening balance at November 1, 2023	$1,467,635
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(37,362)
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2024	1,430,273
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2024	$(37,362)

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Institutional Fund	Special Purpose Vehicle
Opening balance at November 1, 2023	$2,831,337
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(72,201)
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2024	2,759,136
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2024	$(72,201)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Focus Equity Fund	Preferred Stocks
Opening balance at November 1, 2023	$—*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2024	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2024	$—

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Institutional Fund	Preferred Stocks
Opening balance at November 1, 2023	$—*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2024	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2024	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Institutional Fund	Rights
Opening balance at November 1, 2023	$287,591
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	25,376
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2024	312,967
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2024	$25,376

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Institutional Fund	Special Purpose Vehicle
Opening balance at November 1, 2023	$713,589
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(18,197)
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2024	695,392
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2024	$(18,197)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Institutional Fund	Common Stocks
Opening balance at November 1, 2023	$1,517,357
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(372,684)
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2024	1,144,673
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2024	$(372,684)

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Institutional Fund	Preferred Stocks
Opening balance at November 1, 2023	$4,313,986*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(109,823)
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2024	4,204,163*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2024	$(109,823)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Institutional Fund	Rights
Opening balance at November 1, 2023	$359,420
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	31,714
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2024	391,134
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2024	$31,714

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Institutional Fund	Special Purpose Vehicle
Opening balance at November 1, 2023	$1,473,216
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(37,568)
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2024	1,435,648
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2024	$(37,568)

*	Includes securities that are fair valued at zero.
The following table provides quantitative information about each Fund's Level 3 fair value measurements of its investments as of January 31, 2024. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to each Fund's fair value measurements.

	Fair Value January 31, 2024	Valuation Methodology	Unobservable Input	Input/Range	Weighted Average Inputs
Alger Capital Appreciation Institutional Fund
Preferred Stocks	$1,430,273	Market Approach	Revenue Multiple	10.50x-12.50x	N/A
Special Purpose Vehicle	2,759,136	Market Approach	Revenue Multiple	10.50x-12.50x	N/A
Alger Focus Equity Fund
Preferred Stocks	—*	Income Approach	Discount Rate	100%	N/A
Alger Mid Cap Growth Institutional Fund
Preferred Stocks	—*	Income Approach	Discount Rate	100%	N/A
Rights	312,967	Income Approach	Discount Rate Probability of Success	7.18%-8.11% 0.00%-55.00%	N/A N/A
Special Purpose Vehicle	695,392	Market Approach	Revenue Multiple	10.50x-12.50x	N/A

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

	Fair Value January 31, 2024	Valuation Methodology	Unobservable Input	Input/Range	Weighted Average Inputs
Alger Small Cap Growth Institutional Fund
Common Stocks	$1,144,673	Market Approach	Revenue Multiple Transaction Price	6.00x-7.00x N/A	N/A N/A
Preferred Stocks	—*	Income Approach	Discount Rate	100%	N/A
Preferred Stocks	4,204,163	Market Approach	Revenue Multiple	10.50x-12.50x	N/A
Rights	—**	Market Approach	Transaction Price	N/A	N/A
Rights	391,134	Income Approach	Discount Rate Probability of Success	7.18%-8.11% 0.00%-55.00%	N/A N/A
Special Purpose Vehicle	1,435,648	Market Approach	Revenue Multiple	10.50x-12.50x	N/A

*	Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of January 31, 2024.
**	Mirati Therapeutics, Inc. shares are classified as a Level 3 investment and are fair valued at zero as of January 31, 2024.
The significant unobservable inputs used in the fair value measurement of each Fund's securities are revenue and EBITDA multiples, discount rates, and the probability of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probability of success result in lower fair value measurements.
NOTE 4 — Affiliated Securities:

During the three-month period ended January 31, 2024, as disclosed in the following table, certain Funds held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the applicable Fund(s) for purposes of the 1940 Act. Transactions during the period ended January 31, 2024 with such affiliated persons are summarized below. During this period, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Security	Shares Held at October 31, 2023	Shares Purchased	Shares Sold	Shares Held at January 31, 2024	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at January 31, 2024
Alger Capital Appreciation Institutional Fund
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	$—	$—	$(72,201)	$2,759,136
Total					$—	$—	$(72,201)	$2,759,136

Security	Shares Held at October 31, 2023	Shares Purchased	Shares Sold	Shares Held at January 31, 2024	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at January 31, 2024
Alger Focus Equity Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D2	76,825	—	—	76,825	$—	$—	$—	$— [3]
Total					$—	$—	$—	$—

Security	Shares Held at October 31, 2023	Shares Purchased	Shares Sold	Shares Held at January 31, 2024	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at January 31, 2024
Alger Mid Cap Growth Institutional Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D2	166,009	—	—	166,009	$—	$—	$—	$— [3]
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	—	—	(12,914)	493,504
Crosslink Ventures C, LLC, Cl. B1	—	—	—	—	—	—	(5,283)	201,888
Total					$—	$—	$(18,197)	$695,392

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Security	Shares Held at October 31, 2023	Shares Purchased	Shares Sold	Shares Held at January 31, 2024	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at January 31, 2024
Alger Small Cap Growth Institutional Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D2	133,263	—	—	133,263	$—	$—	$—	$— [3]
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	—	—	(29,937)	1,144,032
Crosslink Ventures C, LLC, Cl. B1	—	—	—	—	—	—	(7,631)	291,616
Total					$—	$—	$(37,568)	$1,435,648

[1]
The Alger Fund Complex and other entities managed by Alger Management fully own Crosslink Ventures C, LLC,
Class A and Crosslink Ventures C, LLC, Class B. There were no capital increases or decreases for the period ended
January 31, 2024.

[2]	Prosetta Biosciences, Inc., Series D is deemed to be an affiliate of the Funds because the Funds and Prosetta Biosciences, Inc., Series D are under common control.
[3]	Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of January 31, 2024